Basis of Presentation of the Consolidated Financial Statements - Change in Accounting Policy for the Presentation of Hyperinflation Effects in Equity(Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Translation differences | Venezuela and Argentina | IAS 8
Disclosure of subsidiaries [line items]
Translation differences	€ 5,664	€ 5,406